INVESTMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS
Fixed Maturities
The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of the Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01) standard on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.
Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (3)
	(in millions)
September 30, 2018:
Fixed Maturities:
Corporate	$28,327	$416	$693	$28,050	$—
U.S. Treasury, government and agency	14,052	137	732	13,457	—
States and political subdivisions	417	43	1	459	—
Foreign governments	440	18	10	448	—
Residential mortgage-backed(1)	234	9	1	242	—
Asset-backed(2)	624	2	6	620	2
Redeemable preferred stock	480	31	8	503	—
Total at September 30, 2018	$44,574	$656	$1,451	$43,779	$2

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (3)
	(in millions)
December 31, 2017:
Fixed Maturities:
Corporate	$24,480	$1,031	$65	$25,446	$—
U.S. Treasury, government and agency	17,759	1,000	251	18,508	—
States and political subdivisions	422	67	—	489	—
Foreign governments	395	29	5	419	—
Residential mortgage-backed(1)	797	22	1	818	—
Asset-backed(2)	745	5	1	749	2
Redeemable preferred stock	470	43	1	512	—
Total Fixed Maturities	45,068	2,197	324	46,941	2
Equity securities	188	2	—	190	—
Total at December 31, 2017	$45,256	$2,199	$324	$47,131	$2
____________

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

(3)	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

The contractual maturities of AFS fixed maturities at September 30, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Available-for-Sale Fixed Maturities
Contractual Maturities at September 30, 2018

	Amortized Cost	Fair Value
	(in millions)
Due in one year or less	$2,182	$2,192
Due in years two through five	9,092	9,142
Due in years six through ten	15,022	14,680
Due after ten years	16,940	16,400
Subtotal	43,236	42,414
Residential mortgage-backed securities	234	242
Asset-backed securities	624	620
Redeemable preferred stock	480	503
Total	$44,574	$43,779

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Proceeds from sales	$1,030	$1,311	$6,054	$1,896
Gross gains on sales	$6	$4	$178	$40
Gross losses on sales	$(31)	$(10)	$(119)	$(41)

Total OTTI	$(4)	$(1)	$(4)	$(15)
Non-credit losses recognized in OCI	—	—	—	—
Credit losses recognized in net income (loss)	$(4)	$(1)	$(4)	$(15)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Fixed Maturities - Credit Loss Impairments

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Balances, beginning of period	$(17)	$(144)	$(18)	$(239)
Previously recognized impairments on securities that matured, paid, prepaid or sold	—	31	1	140
Recognized impairments on securities impaired to fair value this period(1)	—	—	—	—
Impairments recognized this period on securities not previously impaired	(4)	—	(4)	(14)
Additional impairments this period on securities previously impaired	—	—	—	—
Increases due to passage of time on previously recorded credit losses	—	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—	—	—
Balances at September 30	$(21)	$(113)	$(21)	$(113)

____________

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	September 30, 2018	December 31, 2017
	(in millions)
AFS Securities:
Fixed maturities:
With OTTI loss	$1	$2
All other	(796)	1,871
Equity securities	—	2
Net Unrealized Gains (Losses)	$(795)	$1,875

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, July 1, 2018	$2	$—	$1	$(1)	$2
Net investment gains (losses) arising during the period	(1)	—	—	—	(1)
Reclassification adjustment:
Included in Net income (loss)	—	—	—	—	—
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	—	—	—	—
Deferred income taxes	—	—	—	1	1
Policyholders’ liabilities	—	—	(1)	—	(1)
Balance, September 30, 2018	$1	$—	$—	$—	$1
Balance, July 1, 2017	(17)	2	1	4	(10)
Net investment gains (losses) arising during the period	(8)	—	—	—	(8)
Reclassification adjustment:
Included in Net income (loss)	14	—	—	—	14
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	—	—	—	—
Deferred income taxes	—	—	—	(1)	(1)
Policyholders’ liabilities	—	—	(1)	—	(1)
Balance, September 30, 2017	$(11)	$2	$—	$3	$(6)
____________

(1)	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$2	$—	$(1)	$—	$1
Net investment gains (losses) arising during the period	—	—	—	—	—
Reclassification adjustment:
Included in Net income (loss)	(1)	—	—	—	(1)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	—	—	—	—
Deferred income taxes	—	—	—	—	—
Policyholders’ liabilities	—	—	1	—	1
Balance, September 30, 2018	$1	$—	$—	$—	$1
Balance, January 1, 2017	$19	$1	$(10)	$(4)	$6
Net investment gains (losses) arising during the period	(10)	—	—	—	(10)
Reclassification adjustment:
Included in Net income (loss)	(20)	—	—	—	(20)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	1	—	—	1
Deferred income taxes	—	—	—	7	7
Policyholders’ liabilities	—	—	10	—	10
Balance, September 30, 2017	$(11)	$2	$—	$3	$(6)
____________

(1)	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) In AOCI

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, July 1, 2018	$(268)	$34	$(132)	$(52)	$(418)
Net investment gains (losses) arising during the period	(564)	—	—	—	(564)
Reclassification adjustment:
Included in Net income (loss)	36	—	—	—	36
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	89	—	—	89
Deferred income taxes	—	—	—	104	104
Policyholders’ liabilities	—	—	(54)	—	(54)
Balance, September 30, 2018	$(796)	$123	$(186)	$52	$(807)

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, July 1, 2017	$1,432	$(140)	$(204)	$(381)	$707
Net investment gains (losses) arising during the period	4	—	—	—	4
Reclassification adjustment:
Included in Net income (loss)	11	—	—	—	11
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(47)	—	—	(47)
Deferred income taxes	—	—	—	21	21
Policyholders’ liabilities			(28)	—	(28)
Balance, September 30, 2017	$1,447	$(187)	$(232)	$(360)	$668
____________

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,871	$(358)	$(238)	$(397)	$878
Net investment gains (losses) arising during the period	(2,613)	—	—	—	(2,613)
Reclassification adjustment:
Included in Net income (loss)	(54)	—	—	—	(54)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	481	—	—	481
Deferred income taxes	—	—	—	449	449
Policyholders’ liabilities	—	—	52	—	52
Balance, September 30, 2018	$(796)	$123	$(186)	$52	$(807)
Balance, January 1, 2017	$529	$(45)	$(192)	$(102)	$190
Net investment gains (losses) arising during the period	854	—	—	—	854
Reclassification adjustment:
Included in Net income (loss)	64	—	—	—	64
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(142)	—	—	(142)
Deferred income taxes	—	—	—	(258)	(258)
Policyholders’ liabilities	—	—	(40)	—	(40)
Balance, September 30, 2017	$1,447	$(187)	$(232)	$(360)	$668

____________

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
The following tables disclose the fair values and gross unrealized losses of the 1,692 issues at September 30, 2018 and the 752 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
September 30, 2018:
Fixed Maturities:
Corporate	$14,535	$539	$2,672	$154	$17,207	$693
U.S. Treasury, government and agency	4,449	180	3,822	552	8,271	732
States and political subdivisions	19	1	—	—	19	1
Foreign governments	68	2	73	8	141	10
Residential mortgage-backed	34	1	—	—	34	1
Asset-backed	120	5	6	1	126	6
Redeemable preferred stock	184	7	12	1	196	8
Total	$19,409	$735	$6,585	$716	$25,994	$1,451

December 31, 2017:
Fixed Maturities:
Corporate	$2,903	$23	$1,331	$42	$4,234	$65
U.S. Treasury, government and agency	2,718	6	4,506	245	7,224	251
States and political subdivisions	20	—	—	—	20	—
Foreign governments	11	—	73	5	84	5
Residential mortgage-backed	62	—	76	1	138	1
Asset-backed	15	1	12	—	27	1
Redeemable preferred stock	10	—	13	1	23	1
Total	$5,739	$30	$6,011	$294	$11,750	$324

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at September 30, 2018 and December 31, 2017 were $213 million and $207 million, respectively.
Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At September 30, 2018 and December 31, 2017, respectively, approximately $1,314 million and $1,372 million, or 2.9% and 3.0%, of the $44,574 million and $45,068 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized gains and (losses) of $(11) million and $5 million at September 30, 2018 and December 31, 2017, respectively.
At September 30, 2018 and December 31, 2017, respectively, the $716 million and $294 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either September 30, 2018 or 2017. At September 30, 2018 and December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.
The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. At September 30, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.
For the three and nine months ended September 30, 2018 and 2017, investment income is shown net of investment expenses of $13 million, $51 million, $12 million and $41 million, respectively.
At September 30, 2018 and December 31, 2017, the fair values of the Company’s trading account securities were $14,993 million and $14,170 million, respectively. Also at September 30, 2018 and December 31, 2017, trading securities included the General Account’s investment in Separate Accounts had carrying values of $52 million and $50 million, respectively.
Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income from trading account securities during the three and nine months ended September 30, 2018 and 2017:
Net Investment Income (Loss) from Trading Securities

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(35)	$42	$(255)	$231
Net investment gains (losses) recognized on securities sold during the period	6	11	(11)	38
Unrealized and realized gains (losses) on trading securities arising during the period	(29)	53	(266)	269
Interest and dividend income from trading securities	84	80	243	197
Net investment income (loss) from trading securities	$55	$133	$(23)	$466

Mortgage Loans
At September 30, 2018 and December 31, 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as nonaccrual loans were $19 million and $19 million, respectively.
Valuation Allowances for Mortgage Loans:
Allowance for credit losses for mortgage loans for the nine months ended September 30, 2018 and 2017 are as follows:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Allowance for credit losses:
Beginning balance, January 1,	$8	$8
Charge-offs	—	—
Recoveries	(1)	—
Provision	—	—
Ending balance, September 30,	$7	$8

September 30, Individually Evaluated for Impairment	$7	$8

There were no allowances for credit losses for agricultural mortgage loans for the nine months ended September 30, 2018 and 2017.
The following tables provide information relating to the loan to value and debt service coverage ratios for commercial and agricultural mortgage loans at September 30, 2018 and December 31, 2017.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
September 30, 2018

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans(1)
0% - 50%	$823	$21	$351	$24	$—	$—	$1,219
50% - 70%	4,739	649	1,192	603	151	—	7,334
70% - 90%	221	110	169	298	27	—	825
90% plus	—	—	27	—	—	—	27
Total Commercial Mortgage Loans	$5,783	$780	$1,739	$925	$178	$—	$9,405

Agricultural Mortgage Loans(1)
0% - 50%	$271	$142	$257	$555	$322	$33	$1,580
50% - 70%	127	53	231	378	235	49	1,073
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—
Total Agricultural Mortgage Loans	$398	$195	$488	$952	$557	$82	$2,672

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Total Mortgage Loans(1)
0% - 50%	$1,094	$163	$608	$579	$322	$33	$2,799
50% - 70%	4,866	702	1,423	981	386	49	8,407
70% - 90%	221	110	169	317	27	—	844
90% plus	—	—	27	—	—	—	27
Total Mortgage Loans	$6,181	$975	$2,227	$1,877	$735	$82	$12,077

_______________

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2017

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans(1)
0% - 50%	$759	$—	$320	$74	$—	$—	$1,153
50% - 70%	4,088	682	1,066	428	145	—	6,409
70% - 90%	169	110	196	272	50	—	797
90% plus	—	—	27	—	—	—	27
Total Commercial Mortgage Loans	$5,016	$792	$1,609	$774	$195	$—	$8,386

Agricultural Mortgage Loans(1)
0% - 50%	$272	$149	$275	$515	$316	$30	$1,557
50% - 70%	111	46	227	359	221	49	1,013
70% - 90%	—	—	—	4	—	—	4
90% plus	—	—	—	—	—	—	—
Total Agricultural Mortgage Loans	$383	$195	$502	$878	$537	$79	$2,574

Total Mortgage Loans(1)
0% - 50%	$1,031	$149	$595	$589	$316	$30	$2,710
50% - 70%	4,199	728	1,293	787	366	49	7,422
70% - 90%	169	110	196	276	50	—	801
90% plus	—	—	27	—	—	—	27
Total Mortgage Loans	$5,399	$987	$2,111	$1,652	$732	$79	$10,960
______________

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.
The following table provides information relating to the aging analysis of past due mortgage loans at September 30, 2018 and December 31, 2017, respectively.
Age Analysis of Past Due Mortgage Loan

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
				(in millions)
September 30, 2018
Commercial	$—	$—	$27	$27	$9,378	$9,405	$—
Agricultural	5	12	57	74	2,598	2,672	57
Total Mortgage Loans	$5	$12	$84	$101	$11,976	$12,077	$57
December 31, 2017
Commercial	$27	$—	$—	$27	$8,359	$8,386	$—
Agricultural	49	3	22	74	2,500	2,574	22
Total Mortgage Loans	$76	$3	$22	$101	$10,859	$10,960	$22

The following table provides information relating to impaired mortgage loans at September 30, 2018 and December 31, 2017, respectively.
Impaired Mortgage Loans

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment(1)	Interest Income Recognized
(in millions)
September 30, 2018:
With no related allowance recorded:
Commercial mortgage loans - other	$—	$—	$—	$—	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$—	$—	$—	$—	$—
With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(7)	$27	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$27	$27	$(7)	$27	$—

December 31, 2017:
With no related allowance recorded:
Commercial mortgage loans - other	$—	$—	$—	$—	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$—	$—	$—	$—	$—
With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(8)	$27	$2
Agricultural mortgage loans	—	—	—	—	—
Total	$27	$27	$(8)	$27	$2

________________

(1)	Represents a three-quarter average of recorded amortized cost.
Types of Derivative Instruments and Derivative Strategies
The Company utilizes various derivative instruments and strategies to manage its risk. Commonly used derivative instruments include, but are not necessarily limited to, exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options credit and foreign exchange derivatives as well as bond and repo transactions to support the hedging. The Company also uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.
For detailed information on these derivative instruments and strategies, see Note 3 to the consolidated financial statements included in the Prospectus.
The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.
Derivative Instruments by Category

	At September 30, 2018			Gains (Losses) Reported In Net Earnings (Loss) Nine Months Ended September 30, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
	(in millions)
Freestanding derivatives:
Equity contracts:(1,6)
Futures	$7,863	$1	$1	$(508)
Swaps	7,900	12	189	(455)
Options	24,723	4,187	1,632	701
Interest rate contracts:(1,6)
Swaps	25,761	330	653	(1,212)
Futures	17,498	—	—	45
Credit contracts:(1,6)
Credit default swaps	1,935	28	3	3
Other freestanding contracts:(1,6)
Foreign currency contracts	2,110	75	9	60
Margin	—	38	—	—
Collateral	—	65	2,189	—
Embedded derivatives:
GMIB reinsurance contracts(6)	—	1,375	—	(522)
GMxB derivative features liability(3,6)	—	—	4,294	452
SCS, SIO, MSO and IUL indexed features(5,6)	—	—	2,458	(850)
Net derivative investment gains (loss)				(2,288)
Cross currency swaps (2,4)	—	—	—	9
Total	$87,790	$6,111	$11,428	$(2,279)

____________

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.

(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.

(4)	Reported in Other income in the consolidated statements of income (loss).

(5)
SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

	At December 31, 2017			Gains (Losses) Reported In Net Earnings (Loss) Nine Months Ended September 30, 2017
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
	(in millions)
Freestanding derivatives:
Equity contracts:(1,6)
Futures	$6,716	$1	$2	$(965)
Swaps	7,623	4	201	(996)
Options	22,223	3,456	1,457	873
Interest rate contracts:(1,6)
Swaps	26,769	604	193	661
Futures	20,675	—	—	100
Credit contracts:(1,6)
Credit default swaps	2,131	35	3	16
Other freestanding contracts:(1,6)
Foreign currency contracts	1,423	19	10	(40)
Margin	—	24	4	—
Collateral	—	4	2,123	—
Embedded derivatives:
GMIB reinsurance contracts(6)	—	1,894	—	286
GMxB derivative features liability(3,6)	—	—	4,451	1,210
SCS, SIO, MSO and IUL indexed features(5,6)	—	—	1,786	(913)
Net derivative investment gains (loss)				232
Cross currency swaps(2,4)	354	5	—	(39)
Total	$87,914	$6,046	$10,230	$193
____________

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.

(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.

(4)	Reported in Other income in the consolidated statements of income (loss).

(5)
SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

Equity-Based and Treasury Futures Contracts Margin
All outstanding equity-based and treasury futures contracts at September 30, 2018 are exchange-traded and net settled daily in cash. At September 30, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, and Emerging Market indices, having initial margin requirements of $226 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $55 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $21 million.
Collateral Arrangements
The Company generally has executed a Credit Support Annex (“CSA”) under the International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At September 30, 2018 and December 31, 2017, respectively, the Company held $2,189 million and $2,123 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $65 million and $4 million at September 30, 2018 and December 31, 2017, respectively, in the normal operation of its collateral arrangements.
Securities Repurchase and Reverse Repurchase Transactions
Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At September 30, 2018 and December 31, 2017, the balance outstanding under securities repurchase transactions was $1,900 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligation under funding agreements” included in Note 15.
The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at September 30, 2018.
Offsetting of Financial Assets and Liabilities and Derivative Instruments
At September 30, 2018

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS(1)
Description
Derivatives:
Equity contracts	$4,200	$1,821	$2,379
Interest rate contracts	330	653	(323)
Credit contracts	28	3	25
Currency	75	9	66
Margin	38	—	38
Collateral	65	2,189	(2,124)
Total Derivatives, subject to an ISDA Master Agreement	$4,736	$4,675	$61
Other financial instruments	2,859	—	2,859
Other invested assets	$7,595	$4,675	$2,920

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
LIABILITIES(2)
Description
Derivatives:
Equity contracts	$1,821	$1,821	$—
Interest rate contracts	653	653	—
Credit contracts	3	3	—
Currency	9	9	—
Margin	—	—	—
Collateral	2,189	2,189	—
Total Derivatives, subject to an ISDA Master Agreement	4,675	4,675	—
Other financial liabilities	3,485	—	3,485
Other liabilities	$8,160	$4,675	$3,485
Securities sold under agreement to repurchase(3)	$1,891	$—	$1,891

____________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $9 million in securities sold under agreement to repurchase.

The following table presents information about the Company’s gross collateral amounts that are not offset in the consolidated balance sheets at September 30, 2018.
Collateral Amounts Not Offset in the Consolidated Balance Sheets
At September 30, 2018

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total derivatives	$2,146	$—	$(2,085)	$61
Other financial instruments	2,859	—	—	2,859
Other invested assets	$5,005	$—	$(2,085)	$2,920
Liabilities:(2)
Securities sold under agreement to repurchase(3)(4)(5)	$1,891	$(1,891)	$—	$—
____________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $9 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

(4)	U.S. Treasury and agency securities are included in Fixed maturities available for sale on the consolidated balance sheets.

(5)	Cash is reported in Cash and cash equivalents on the consolidated balance sheets.

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at September 30, 2018.
Repurchase Agreement Accounted for as Secured Borrowings
At September 30, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$1,891	$—	$—	$1,891
Total	$—	$1,891	$—	$—	$1,891
____________

(1)	Excludes expense accrual of $9 million included in securities sold under agreements to repurchase on the consolidated balance sheets.

The following table presents information about the Company’s offsetting financial assets and liabilities and derivative instruments at December 31, 2017.
Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2017

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS(1)
Description
Derivatives:
Equity contracts	$3,461	$1,660	$1,801
Interest rate contracts	604	193	411
Credit contracts	35	3	32
Currency	19	10	9
Collateral	4	2,123	(2,119)
Margin	24	4	20
Total Derivatives, subject to an ISDA Master Agreement	$4,147	$3,993	$154
Other financial instruments	3,964	—	3,964
Other invested assets	$8,111	$3,993	$4,118
Total Derivatives, not subject to an ISDA Master Agreement(4)	$5	$—	$5

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
LIABILITIES(2)
Derivatives:
Equity contracts	$1,660	$1,660	$—
Interest rate contracts	193	193	—
Credit contracts	3	3	—
Currency	10	10	—
Collateral	2,123	2,123	—
Margin	4	4	—
Total Derivatives, subject to an ISDA Master Agreement	$3,993	$3,993	$—
Other financial liabilities	4,053	—	4,053
Other liabilities	$8,046	$3,993	$4,053
Securities sold under agreement to repurchase(3)	$1,882	$—	$1,882

________________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

(4)	This amount is reflected in Other assets.

The following table presents information about the Company’s gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017.
Collateral Amounts Not Offset in the Consolidated Balance Sheets
At December 31, 2017

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total Derivatives	$2,253	$—	$(2,099)	$154
Other financial assets	3,964	—	—	3,964
Other invested assets	$6,217	$—	$(2,099)	$4,118
Liabilities:(2)
Other financial liabilities	$4,053	$—	$—	$4,053
Other liabilities	$4,053	$—	$—	$4,053

Securities sold under agreement to repurchase(3)(4)(5)	$1,882	$(1,988)	$(21)	$(127)

_________________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $5 million in securities sold under agreement to repurchase.

(4)	U.S. Treasury and agency securities are in fixed maturities available for sale on consolidated balance sheets.

(5)	Cash is included in cash and cash equivalents on consolidated balance sheets.

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017.
Repurchase Agreement Accounted for as Secured Borrowings
At December 31, 2017

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$1,882	$—	$—	$1,882
Total	$—	$1,882	$—	$—	$1,882
_______________

(1)	Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

3) INVESTMENTS

Fixed Maturities and Equity Securities

The following table provides information relating to fixed maturities and equity securities classified as AFS:

Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
			(in millions)
December 31, 2017:
Fixed Maturity Securities:
Public corporate	$17,181	$806	$33	$17,954	$—
Private corporate	7,299	225	32	7,492	—
U.S. Treasury, government and agency	17,759	1,000	251	18,508	—
States and political subdivisions	422	67	—	489	—
Foreign governments	395	29	5	419	—
Commercial mortgage-backed	—	—	—	—	—
Residential mortgage-backed(1)	797	22	1	818	—
Asset-backed(2)	745	5	1	749	2
Redeemable preferred stock	470	43	1	512	—

Total Fixed Maturities	45,068	2,197	324	46,941	2
Equity securities	188	2	—	190	—

Total at December 31, 2017	$45,256	$2,199	$324	$47,131	$2

December 31, 2016:
Fixed Maturity Securities:
Public corporate	$15,930	$767	$102	$16,595	$—
Private corporate	7,133	221	57	7,297	—
U.S. Treasury, government and agency	15,187	405	756	14,836	—
States and political subdivisions	441	64	2	503	—
Foreign governments	384	30	14	400	—
Commercial mortgage-backed	472	31	108	395	8
Residential mortgage-backed(1)	980	27	2	1,005	—
Asset-backed(2)	273	10	1	282	3
Redeemable preferred stock	532	45	11	566	—

Total Fixed Maturities	41,332	1,600	1,053	41,879	11
Equity securities	113	—	—	113	—

Total at December 31, 2016	$41,445	$1,600	$1,053	$41,992	$11

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(3)	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities

Contractual Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2017:
Due in one year or less	$1,651	$1,668
Due in years two through five	10,350	10,649
Due in years six through ten	13,638	13,852
Due after ten years	17,417	18,693

Subtotal	43,056	44,862
Residential mortgage-backed securities	797	818
Asset-backed securities	745	749
Redeemable preferred stocks	470	512

Total at December 31, 2017	$45,068	$46,941

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
	(in millions)
Proceeds from sales	$8,213	$5,036	$1,225

Gross gains on sales	$107	$212	$44

Gross losses on sales	$(259)	$(60)	$(8)

Total OTTI	$(15)	$(68)	$(42)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in earnings (loss)	$(15)	$(68)	$(42)

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

Fixed Maturities - Credit Loss Impairments

	2017	2016
	(in millions)
Balances at January 1,	$(239)	$(274)
Previously recognized impairments on securities that matured, paid, prepaid or sold	236	103
Recognized impairments on securities impaired to fair value this period(1)	—	(17)
Impairments recognized this period on securities not previously impaired	(14)	(49)
Additional impairments this period on securities previously impaired	(1)	(2)
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balances at December 31,	$(18)	$(239)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2017	2016
	(in millions)
AFS Securities:
Fixed maturities:
With OTTI loss	$2	$19
All other	1,871	528
Equity securities	2	—

Net Unrealized Gains (Losses)	$1,875	$547

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

	Net Unrealized Gain (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2017	$19	$1	$(10)	$(4)	$6
Net investment gains (losses) arising during the period	(18)	—	—	—	(18)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	1	—	—	—	1
Excluded from Net income (loss)(1)	—	—			—
Impact of net unrealized investment gains (losses) on:
DAC	—	(1)	—	—	(1)
Deferred income taxes	—	—	—	4	4
Policyholders’ liabilities	—	—	9	—	9

Balance, December 31, 2017	$2	$—	$(1)	$0	$1

Balance, January 1, 2016	$21	$—	$(4)	$(6)	$11
Net investment gains (losses) arising during the period	(17)	—	—	—	(17)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	15	—	—	—	15
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	1	—	—	1
Deferred income taxes	—	—	—	2	2
Policyholders’ liabilities	—	—	(6)	—	(6)

Balance, December 31, 2016	$19	$1	$(10)	$(4)	$6

(1)	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2017	$528	$(45)	$(192)	$(102)	$(189)
Net investment gains (losses) arising during the period	1,329	—	—	—	1,329
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	14	—	—	—	14
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(313)	—	—	(313)
Deferred income taxes	—	—	—	(295)	(295)
Policyholders’ liabilities	—	—	(46)	—	(46)

Balance, December 31, 2017	$1,871	$(358)	$(238)	$(397)	$(878)

Balance, January 1, 2016	$962	$(128)	$(226)	$(213)	$395
Net investment gains (losses) arising during the period	(335)	—	—	—	(335)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	(99)	—	—	—	(99)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	83	—	—	83
Deferred income taxes	—	—	—	(111)	(111)
Policyholders’ liabilities	—	—	34	—	34

Balance, December 31, 2016	$528	$(45)	$(192)	$(102)	$(189)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

The following tables disclose the fair values and gross unrealized losses of the 752 issues at December 31, 2017 and the 894 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2017:
Fixed Maturity Securities:
Public corporate	$2,123	$15	$690	$18	$2,813	$33
Private corporate	780	8	641	24	1,421	32
U.S. Treasury, government and agency	2,718	6	4,506	245	7,224	251
States and political subdivisions	20	—	—	—	20	—
Foreign governments	11	—	73	5	84	5
Commercial mortgage-backed	—	—	—	—	—	—
Residential mortgage-backed	62	—	76	1	138	1
Asset-backed	15	1	12	—	27	1
Redeemable preferred stock	10	—	13	1	23	1

Total	$5,739	$30	$6,011	$294	$11,750	$324

December 31, 2016:
Fixed Maturity Securities:
Public corporate	$3,466	$95	$150	$7	$3,616	$102
Private corporate	1,548	39	283	18	1,831	57
U.S. Treasury, government and agency	7,290	756	—	—	7,290	756
States and political subdivisions	—	—	18	2	18	2
Foreign governments	73	3	49	11	122	14
Commercial mortgage-backed	68	6	180	102	248	108
Residential mortgage-backed	347	2	35	—	382	2
Asset-backed	128	—	8	1	136	1
Redeemable preferred stock	227	10	12	1	239	11

Total	$13,147	$911	$735	$142	$13,882	$1,053

The Company’s investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $207 million and $173 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,372 million and $1,661 million, or 3% and 4%, of the $45,068 million and $41,332 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized gains and (losses) of $5 million and $(60) million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $294 million and $142 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

At December 31, 2017 and 2016, respectively, the fair value of the Company’s trading account securities was $14,170 million and $12,085 million. Included in the trading classification at December 31, 2017 and 2016, respectively, were U.S. Treasury securities with aggregate fair values of $0 million and $1,446 million, pledged under repos accounted for as collateralized borrowings and reported in Securities sold under repurchase agreements in the consolidated balance sheets. Also at December 31, 2017 and 2016, respectively, trading account securities included the General Account’s investment in Separate Accounts which had carrying values of $50 million and $64 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

Troubled Debt Restructuring

The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

Valuation Allowances for Mortgage Loans:

Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

	Commercial Mortgage Loans
	2017	2016	2015
	(in millions)
Allowance for credit losses:
Beginning Balance, January 1,	$8	$6	$37
Charge-offs	—	—	(32)
Recoveries	—	(2)	(1)
Provision	—	4	2

Ending Balance, December 31,	$8	$8	$6

Ending Balance, December 31,
Individually Evaluated for Impairment	$8	$8	$6

There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

December 31, 2017

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans(1)
0% - 50%	$759	$—	$320	$74	$—	$—	$1,153
50% - 70%	4,088	682	1,066	428	145	—	6,409
70% - 90%	169	110	196	272	50	—	797
90% plus	—	—	27	—	—	—	27

Total Commercial Mortgage Loans	$5,016	$792	$1,609	$774	$195	$—	$8,386

Agricultural Mortgage Loans(1)
0% - 50%	$272	$149	$275	$515	$316	$30	$1,557
50% - 70%	111	46	227	359	221	49	1,013
70% - 90%	—	—	—	4	—	—	4
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$383	$195	$502	$878	$537	$79	$2,574

Total Mortgage Loans(1)
0% - 50%	$1,031	$149	$595	$589	$316	$30	$2,710
50% - 70%	4,199	728	1,293	787	366	49	7,422
70% - 90%	169	110	196	276	50	—	801
90% plus	—	—	27	—	—	—	27

Total Mortgage Loans	$5,399	$987	$2,111	$1,652	$732	$79	$10,960

(1)	The debt service coverage ratio is calculated using the most recently reported operating earnings results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

December 31, 2016

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans (1)
0% - 50%	$755	$95	$59	$56	$—	$—	$965
50% - 70%	3,217	430	673	1,100	76	—	5,496
70% - 90%	282	65	229	127	28	46	777
90% plus	—	—	28	15	—	—	43

Total Commercial Mortgage Loans	$4,254	$590	$989	$1,298	$104	$46	$7,281

Agricultural Mortgage Loans (1)
0% - 50%	$254	$138	$296	$468	$286	$49	$1,491
50% - 70%	141	57	209	333	219	45	1,004
70% - 90%	—	—	2	4	—	—	6
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$395	$195	$507	$805	$505	$94	$2,501

Total Mortgage Loans (1)
0% - 50%	$1,009	$233	$355	$524	$286	$49	$2,456
50% - 70%	3,358	487	882	1,433	295	45	6,500
70% - 90%	282	65	231	131	28	46	783
90% plus	—	—	28	15	—	—	43

Total Mortgage Loans	$4,649	$785	$1,496	$2,103	$609	$140	$9,782

(1)	The debt service coverage ratio is calculated using the most recently reported operating earnings results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

Age Analysis of Past Due Mortgage Loan

	30-59 Days	60-89 Days	90 Days Or >	Total	Current	Total Financing Receivables	Recorded Investment 90 Days Or > and Accruing
	(in millions)
December 31, 2017:
Commercial	$27	$—	$—	$27	$8,359	$8,386	$—
Agricultural	49	3	22	74	2,500	2,574	22

Total Mortgage Loans	$76	$3	$22	$101	$10,859	$10,960	$22

December 31, 2016:
Commercial	$—	$—	$—	$—	$7,281	$7,281	$—
Agricultural	9	2	6	17	2,484	2,501	6

Total Mortgage Loans	$9	$2	$6	$17	$9,765	$9,782	$6

The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

		Impaired Mortgage Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment(1)	Interest Income Recognized
	(in millions)
December 31, 2017:
With no related allowance recorded:
Commercial mortgage loans - other	$—	$—	$—	$—	$—
Agricultural mortgage loans	—	—	—	—	—

Total	$—	$—	$—	$—	$—

With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(8)	$27	$2
Agricultural mortgage loans	—	—	—	—	—

Total	$27	$27	$(8)	$27	$2

December 31, 2016:
With no related allowance recorded:
Commercial mortgage loans - other	$15	$15	$—	$22	$—
Agricultural mortgage loans	—	—	—	—	—

Total	$15	$15	$—	$22	$—

With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(8)	$48	$2
Agricultural mortgage loans	—	—	—	—	—

Total	$27	$27	$(8)	$48	$2

(1)	Represents a five-quarter average of recorded amortized cost.

Real Estate

In January 2016, the Company completed the sale of a property located at 787 7th Avenue, New York, New York for a price of $1.9 billion and realized a pre-tax gain of $1.4 billion in the consolidated statements of income (loss). In May 2016, the Company completed the sale of its 50% interest in a property located at 1285 Avenue of the Americas, New York, New York for a price of $825 million and realized a pre-tax gain of $457 million in the consolidated statements of income (loss). These investments were classified as Real estate held-for-sale in the consolidated balance sheets at December 31, 2015.

Equity Method Investments

Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,114 million and $1,133 million, respectively, at December 31, 2017 and 2016. The Company’s total equity in Net income (loss) for these limited partnership interests was $154 million and $50 million, respectively, for 2017 and 2016.

Derivatives and Offsetting Assets and Liabilities

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE 98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At December 31, 2017 and 2016, respectively, the Company’s unrealized gains (losses) related to this program were $(86) million and $(97) million and reported in AOCI.

The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the “super senior tranche” of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately $3,796 million. Reported in Other invested assets in the Company’s balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

Derivatives used to hedge currency fluctuations on affiliated loans

The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company has currency swap contracts with AXA to hedge foreign exchange exposure from affiliated loans.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

For the Year Ended December 31, 2017

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(in millions)
Freestanding Investment Derivatives:
Equity contracts:(1)
Futures	$6,716	$1	$2	$(1,297)
Swaps	7,623	4	201	(1,413)
Options	22,223	3,456	1,457	1,265
Interest rate contracts:(1)
Floors
Swaps	26,769	604	193	863
Futures	20,675	—	—	293
Credit contracts:(1)
Credit default swaps	2,131	35	3	19
Other freestanding contracts:(1)
Foreign currency contracts	1,423	19	10	(39)
Margin	—	24	4	—
Collateral paid	—	4	—	—
Collateral received	—	—	2,123	—
Embedded and Freestanding Insurance Derivatives:
GMIB reinsurance contracts(6)	—	1,894	—	174
GMxB derivative features liability(3,6)	—	—	4,451	1,652
SCS, SIO, MSO and IUL indexed features liability(5,6)	—	—	1,786	(1,303)

Net derivative investment (gains) loss				214

Cross currency swaps (2,4)	354	5	—	40

Balances, December 31, 2017	$87,914	$6,046	$10,230	$254

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	Reported in Other income in the consolidated statement of income (loss).
(5)

SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

Derivative Instruments by Category

At or For the Year Ended December 31, 2016

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(in millions)
Freestanding Investment Derivatives:
Equity contracts:(1)
Futures	$9,131	$1	$1	$(1,445)
Swaps	5,933	22	117	(459)
Options	12,241	2,190	1,174	746
Interest rate contracts:(1)
Floors	1,500	11	—	4
Swaps	26,133	514	1,443	(198)
Futures	14,818	—	—	156
Credit contracts:(1)
Credit default swaps	2,757	20	15	15
Other freestanding contracts:(1)
Foreign currency contracts	730	52	6	45
Margin	—	121	6	—
Collateral	—	935	908	—
Embedded and Freestanding Insurance Derivatives:
GMIB reinsurance contracts(6)	—	1,735	—	(77)
GMxB derivative features liability(3,6)	—	—	5,731	136
SCS, SIO, MSO and IUL indexed features liability(5, 6)	—	—	940	(771)

Net derivative gains (loss)				(1,848)

Cross currency swaps(2, 4)	391	—	81	(19)

Balances, December 31, 2016	$73,634	$5,601	$10,422	$(1,867)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	Reported in Other income in the consolidated statement of income (loss).
(5)

SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

For 2017, 2016 and 2015, respectively, Net derivative gains (losses) from derivatives included $(2,206) million, $(482) million and $(483) million of realized gains (losses) on contracts closed during those periods and $1,937 million, $(655) million and $(752) million of unrealized gains (losses) on derivative positions at each respective year end.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $208 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $40 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

Credit Risk

Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter (“OTC”) derivative transactions, the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under “ISDA Master Agreements.” The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

ISDA Master Agreements

Netting Provisions. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

Collateral Arrangements. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party “out-of-the-money” or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company’s OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

At December 31, 2017 and 2016, respectively, the Company held $2,123 million and $740 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $747 million, for which the Company posted collateral of $4 million and $868 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company’s ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company’s credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

Margin

Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company’s centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million and gross derivative liabilities by $4 million.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $3,593 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Policyholders’ Account Balances and Future Policy Benefits” included in Note 2.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2017:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2017

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS(1)
Derivatives:
Equity contracts	$3,461	$1,660	$1,801
Interest rate contracts	604	193	411
Credit contracts	35	3	32
Currency	19	10	9
Collateral	4	2,123	(2,119)
Margin	24	4	20

Total Derivatives, subject to an ISDA Master Agreement	4,147	3,993	154
Other financial instruments	3,964		3,964

Other invested assets	$8,111	$3,993	$4,118

Total Derivatives, not subject to an ISDA Master Agreement(4)	5	—	5

Securities purchased under agreement to resell	$—	$—	$—

LIABILITIES(2)
Derivatives:
Equity contracts	$1,660	$1,660	$—
Interest rate contracts	193	193	—
Credit contracts	3	3	—
Currency	10	10	—
Collateral	2,123	2,123	—
Margin	4	4	—

Total Derivatives, subject to an ISDA Master Agreement	3,993	3,993	—
Other non-financial liabilities	4,053	—	4,053

Other liabilities	$8,046	$3,993	$4,053

Securities sold under agreement to repurchase(3)	$1,882	$—	$1,882

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $5 million in securities sold under agreement to repurchase.
(4)	This amount is reflected in Other assets.

The following table presents information about the Company’s gross collateral amounts that are offset in the consolidated balance sheets at December 31, 2017:

Collateral Amounts Offset in the Consolidated Balance Sheets

At December 31, 2017

	Fair Value of Assets	Collateral (Received)/Paid
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total Derivatives	$2,253	$—	$(2,099)	$154
Other financial instruments	3,964	—	—	3,964

Other invested assets	$6,217	$—	$(2,099)	$4,118

Liabilities:(2)				$—
Other Derivatives	$—	$—	$—	$—
Other financial liabilities	4,053	—	—	4,053

Other liabilities	$4,053	$—	$—	$4,053

Securities sold under agreement to repurchase(3)(4)(5)	$1,882	$(1,988)	$(21)	$(127)

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $5 million in securities sold under agreement to repurchase.
(4)	US Treasury and agency securities are in fixed maturities available for sale on consolidated balance sheet.
(5)	Cash is in cash and cash equivalent on consolidated balance sheet.

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

Repurchase Agreement Accounted for as Secured Borrowings

	December 31, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$1,882	$—	$—	$1,882

Total	$—	$1,882	$—	$—	$1,882

(1)	Excludes expense of $5 million in securities sold under agreement to repurchase.

The following table presents information about the General Account’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2016

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
Assets(1)
Derivatives:
Equity contracts	$2,214	$1,292	$922
Interest rate contracts	521	1,443	(922)
Credit contracts	20	15	5
Currency	52	6	46
Collateral	935	908	27
Margin	121	6	115

Total Derivatives, subject to an ISDA Master Agreement	3,863	3,670	193
Total Derivatives, not subject to an ISDA Master Agreement	4	—	4

Total Derivatives	3,867	3,670	197
Other financial instruments	3,127	—	3,127

Other invested assets	$6,994	$3,670	$3,324

Securities purchased under agreement to resell	$—	$—	$—

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
Liabilities(2)
Derivatives:
Equity contracts	$1,292	$1,292	$—
Interest rate contracts	1,443	1,443	—
Credit contracts	15	15	—
Currency	6	6	—
Collateral	908	908	—
Margin	6	6	—

Total Derivatives, subject to an ISDA Master Agreement	3,670	3,670	—
Total Derivatives, not subject to an ISDA Master Agreement	81	—	81

Total Derivatives	3,751	3,670	81
Other non-financial liabilities	3,639	—	3,639

Other liabilities	7,390	3,670	3,720

Securities sold under agreement to repurchase(3)	$3,586	$—	$3,586

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $7 million in securities sold under agreement to repurchase.

The following table presents information about the General Account’s gross collateral amounts that are offset in the consolidated balance sheets at December 31, 2016:

Collateral Amounts Offset in the Consolidated Balance Sheets

At December 31, 2016

	Fair Value of Assets	Collateral (Received)/Paid
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total Derivatives	$56	$(6)	$141	$191
Other financial instruments	3,127	—	—	3,127

Other invested assets	$3,183	$(6)	$141	$3,318

Securities sold under agreement to resell	$79	$(79)	$—	$—

Liabilities(2)				$—
Other Derivatives	$81	$—	$—	$81
Other financial liabilities	$3,639	$—	$—	$3,639

Other liabilities	$3,720	$—	$—	$3,720

Securities sold under agreement to repurchase(3)(4)(5)	$3,586	$(3,467)	$(115)	$4

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $7 million in securities sold under agreement to repurchase.
(4)	US Treasury and agency securities are in fixed maturities available for sale and trading securities on consolidated balance sheet.
(5)	Cash is in cash and cash equivalent on consolidated balance sheet.

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2016

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase
U.S. Treasury and agency securities	$—	$3,586	$—	$—	$3,586

Total	$—	$3,586	$—	$—	$3,586

Securities purchased under agreement to resell
Corporate securities					$—

Total	$—	$—	$—	$—	$—

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities	$1,629	$1,723	$1,717
Mortgage loans on real estate	454	397	339
Real estate held for the production of income	2	19	164
Other equity investments	186	168	84
Policy loans	221	225	228
Repurchase agreements	—	1	1
Trading securities	553	144	21
Other investment income	109	67	35

Gross investment income (loss)	3,154	2,744	2,589
Investment expenses(1)	(72)	(79)	(139)

Net Investment Income (Loss)	$3,082	$2,665	$2,450

(1)	Investment expenses includes expenses related to the management of the two buildings sold in 2016.

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2017, 2016 and 2015:

Net Investment Income (Loss) from Trading Securities

	Years Ended December, 31
	2017	2016	2015
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$247	$(51)	$(209)
Net investment gains (losses) recognized on securities sold during the period	19	(12)	81

Unrealized and realized gains (losses) on trading securities	266	(63)	(128)
Interest and dividend income from trading securities	287	207	149

Net investment income (loss) from trading securities	$553	$144	$21

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December, 31
	2017	2016	2015
	(in millions)
Fixed maturities	$(194)	$83	$(8)
Mortgage loans on real estate	2	(2)	(1)
Real estate held for the production of income(1)	—	1,880	—
Other equity investments	2	(2)	(5)
Other	(1)	24	(1)

Investment Gains (Losses), Net	$(191)	$1,983	$(15)

(1)	See “Real Estate“ within this note for more information on realized gain on sale of real estate

For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders’ account balances totaled $3 million, $4 million and $4 million.